SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of consolidation and Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
ASSETS:
Cash and cash equivalents	¥ 1,877,191		¥ 3,651,788	¥ 2,726,712		¥ 4,684,003	¥ 5,469,077	$ 290,740	$ 417,887
Term deposits	102,408			133,761		24,000		15,861	20,500
Other receivables, net	565,904			126,745		117,340		87,647	19,425
Loan receivables, net	202,130			267,383		778,480		31,306	40,978
Amounts due from related parties						50,000
Prepaid expenses and other assets	881,771			793,092		1,137,787		136,569	121,547
Contracts assets, net	6,494			10,374		24,824		1,006	1,590
Long-term investments, net	738,996			738,272		775,644	954,158	114,456	113,145
Operating lease right-of-use assets, net	25,987			28,668		121,791		4,025	4,394
Property, equipment and software, net	52,423			63,396		110,376		8,119	9,716
Goodwill, net	22,119			22,121		72,224		3,426	3,390
Intangible assets, net	40,345			44,413		73,476		6,249	6,807
Deferred tax assets, net						503,987
TOTAL ASSETS	5,168,966			5,386,501		8,880,364		800,571	825,519
Liabilities:
Deferred revenue	10,079			82,643		788,906		1,561	12,666
Payroll and welfare payable	14,041			34,540		41,646		2,175	5,293
Income taxes payable	272,896			255,244		320,350		42,266	39,118
Accrued expenses and other liabilities	786,213			726,686		1,229,110		121,768	111,370
Operating lease liabilities	25,604			29,503		125,407		3,966	4,522
Amounts due to related parties				25,289		29,902		3,654	3,876
Deferred tax liabilities	8,504			9,280		17,215		1,317	1,422
TOTAL LIABILITIES	1,140,927			1,163,185		2,552,536		$ 176,707	$ 178,267
Net revenues	392,956	$ 60,861	848,430	1,256,005	$ 192,491	4,424,963	5,556,482
Net income (loss)		(29,887)	(744,599)	(2,251,202)	(345,012)	(2,153,645)	1,975,183
Net cash provided by (used in) operating activities	(521,777)	(80,814)	(442,562)	(1,744,599)	(267,370)	(429,047)	2,345,892
Net cash used in investing activities	¥ (347,136)	$ (53,764)	¥ (432,265)	39,466	6,048	(707,611)	(1,236,820)
Net cash provided by (used in) financing activities				¥ 12,896	$ 1,976	¥ 471,978	¥ 545,886
Percentage of net revenue contributed by VIE	84.72%	84.72%	92.87%	91.18%	91.18%	97.30%	94.86%
Percentage of consolidated total assets contributed by VIE	64.41%	64.41%		62.42%	62.42%	69.29%
Percentage of consolidated total liabilities contributed by VIE	50.81%	50.81%		53.48%	53.48%	91.29%
VIEs
ASSETS:
Cash and cash equivalents	¥ 1,293,615			¥ 1,501,733		¥ 2,766,981
Term deposits	182,109			135,000		24,000
Accounts receivable, net	45,957			9,888		267,277
Other receivables, net	144,449			68,742		81,525
Loan receivables, net	163,200			221,200		729,798
Amounts due from related parties						50,000
Prepaid expenses and other assets	837,041			740,959		1,085,197
Contracts assets, net	6,494			10,374		24,814
Long-term investments, net	489,727			491,510		293,441
Operating lease right-of-use assets, net	16,130			18,611		113,606
Property, equipment and software, net	39,507			51,701		95,783
Goodwill, net	72,304			72,304		72,224
Intangible assets, net	38,700			40,187		45,362
Deferred tax assets, net						503,078
TOTAL ASSETS	3,329,233			3,362,209		6,153,086
Liabilities:
Deferred revenue	9,904			81,246		772,340
Payroll and welfare payable	12,614			29,152		35,958
Income taxes payable	238,179			224,533		303,684
Accrued expenses and other liabilities	274,219			238,170		1,056,128
Operating lease liabilities	15,408			19,100		119,005
Amounts due to related parties	23,967			24,146		29,902
Deferred tax liabilities	5,392			5,742		13,200
TOTAL LIABILITIES	579,683			622,089		2,330,217
Net revenues	332,913		¥ 787,925	1,145,210		4,305,272	¥ 5,270,948
Net income (loss)	10,552		(406,710)	(1,479,883)		(1,551,509)	2,702,469
Net cash provided by (used in) operating activities	(22,826)		(175,504)	(753,416)		(439,357)	2,906,094
Net cash used in investing activities	2,014		(396,186)	¥ (511,832)		(1,315,875)	(803,155)
Net cash provided by (used in) financing activities	¥ 0		¥ 0			¥ (5,188)	¥ 1,000